Related Party Transactions - Transactions with Other Entities within the Phoenix TV Group and China Mobile (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction
Advertising and promotion expenses charged by related party		¥ 2,155	¥ 4,290	¥ 1,168
Corporate administrative expenses charged by related party		5,057	6,491	4,874
Revenues earned from related party	[1]	703,695	692,020	785,707
Net advertising revenues		41,219	9,612	17,068
Paid services revenues		10,146	18,075	23,516
Other entities within the Phoenix TV Group
Related Party Transaction
Content provided by related party		(46,774)	(45,000)	(45,000)
Advertising and promotion expenses charged by related party		(2,155)	(4,290)	(1,168)
Corporate administrative expenses charged by related party		(822)	(943)	(1,071)
Trademark license fees charged by related party		(4,233)	(5,548)	(3,803)
Project cost charged by related party		(798)	(2,601)	(2,971)
Revenues earned from related party		35,515	4,566	13,937
China Mobile
Related Party Transaction
Net advertising revenues		4,338	4,914	3,160
Paid services revenues		10,090	17,916	23,297
Revenue sharing fees and bandwidth costs charged by related party		¥ (1,918)	¥ (3,313)	¥ (4,971)

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):